FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21494

Nuveen Floating Rate Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2008

Item 1. Proxy Voting Record

Nuveen Floating Rate Income Fund - Proxy Voting

July 1, 2007 - June 30, 2008

Company Name	Ticker	CUSIP	Meeting Date	Item Number	Description of Proposal	Proposed By	Management Recommendation	Vote Cast
Eaton Vance Floating Rate Income Trust	EFT	278279104	03/28/08	1.1	Elect Trustee Thomas E. Faust, Jr.	Management	For	For
				1.2	Elect Trustee Allen R. Freedman	Management	For	For
				1.3	Elect Trustee Heidi L. Steiger	Management	For	For

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Floating Rate Income Fund

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 28, 2008